SCHEDULE OF PROPERTY AND EQUIPMENT EXPECTED USEFUL LIFE (Details)	Dec. 31, 2023
Leasehold Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]
Plant And Machineries [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	5 years
Office Equipment and Furniture and Fittings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	3 years
Office Equipment and Furniture and Fittings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	10 years